Consolidated Statements of Shareholders' Equity CAD in Millions	CAD	Share capital [member] CAD shares	Contributed surplus [member] CAD	Retained earnings [member] CAD	Accumulated other comprehensive income (loss) [member] CAD
Beginning balance at Dec. 31, 2015	CAD 1,323.2	CAD 289.1	CAD 15.8	CAD 852.7	CAD 165.6
Beginning balance, shares at Dec. 31, 2015 | shares		94,435,898
Net income	130.5			130.5
Other comprehensive income	1.7				1.7
Total comprehensive income	132.2			130.5	1.7
Share options exercised for cash	5.0	CAD 5.0
Share options exercised for cash, shares		254,156
Share-based compensation expense	4.4		4.4
Shares repurchased under Normal Course Issuer Bid (note 25)	(18.2)	CAD (1.8)	(0.1)	(16.3)
Shares repurchased under Normal Course Issuer Bid (note 25), shares | shares		(572,825)
Shares issued, net of transaction costs	578.1	CAD 578.1
Shares issued, net of transaction costs, shares | shares		19,964,000
Reclassification of fair value of share options previously expensed		CAD 1.4	(1.4)
Dividends declared (note 25)	(49.0)			(49.0)
Ending balance at Dec. 31, 2016	1,975.7	CAD 871.8	18.7	917.9	167.3
Ending balance, shares at Dec. 31, 2016 | shares		114,081,229
Net income	97.0			97.0
Other comprehensive income	(117.8)				(117.8)
Total comprehensive income	(20.8)			97.0	(117.8)
Share options exercised for cash	7.9	CAD 7.9
Share options exercised for cash, shares		376,160
Share-based compensation expense	4.9		4.9
Shares repurchased under Normal Course Issuer Bid (note 25)	(14.4)	CAD (3.6)		(10.8)
Shares repurchased under Normal Course Issuer Bid (note 25), shares | shares		(465,713)
Reclassification of fair value of share options previously expensed		CAD 2.1	(2.1)
Dividends declared (note 25)	(57.0)			(57.0)
Ending balance at Dec. 31, 2017	CAD 1,896.3	CAD 878.2	CAD 21.5	CAD 947.1	CAD 49.5
Ending balance, shares at Dec. 31, 2017 | shares		113,991,676